Employee compensation and benefits - Mortality tables and average life expectancy at age 60 for the principal plan (Details) - Pension Plan - Principal plan	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Aged 65, Male
Disclosure of defined benefit plans [line items]
Life expectancy at age 65	25 years 2 months 12 days	20 years 7 months 6 days
Aged 45, Male
Disclosure of defined benefit plans [line items]
Life expectancy at age 65	28 years 2 months 12 days	23 years 4 months 24 days
Aged 65, Female
Disclosure of defined benefit plans [line items]
Life expectancy at age 65	28 years 10 months 24 days	24 years
Aged 45, Female
Disclosure of defined benefit plans [line items]
Life expectancy at age 65	31 years 2 months 12 days	26 years 3 months 18 days